Segmented information - Segment Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Segmented Information [Line Items]
Royalties	$ (119,124)	$ (92,916)
Revenue from external customers	1,765,141	1,546,420
Transportation	(132,883)	(86,247)
Operating	(508,521)	(446,173)
General and administration	(98,450)	(74,010)
Corporate income tax (expense) recovery	(23,089)	(78,125)
Interest expense	(132,748)	(84,606)
Equity based compensation	(25,166)	(29,930)
Discontinued operations
Disclosure Of Segmented Information [Line Items]
Total assets		1,052,007
Drilling and development		108,713
Crude oil and condensate sales		398,694
NGL sales		27,250
Natural gas sales		8,970
Royalties	(40,591)	(85,034)
Revenue from external customers	170,052	349,880
Transportation	(7,007)	(12,686)
Operating	(59,115)	(121,740)
General and administration	(20,367)	(25,493)
Corporate income tax (expense) recovery		(19)
Fund flows from operations		189,942
Continuing and discontinued operations
Disclosure Of Segmented Information [Line Items]
Total assets	5,344,220	6,115,576
Drilling and development	617,250	586,962
Exploration and evaluation	17,672	36,018
Crude oil and condensate sales		1,222,479
NGL sales		79,556
Natural gas sales		679,372
Sales of purchased commodities		92,843
Royalties		(177,950)
Revenue from external customers		1,896,300
Purchased commodities		(92,843)
Transportation		(98,933)
Operating		(567,913)
General and administration		(99,503)
Interest expense		(84,606)
Equity based compensation		(14,361)
Realized gain on derivative instruments		345,318
Realized foreign exchange gain		7,735
Realized other expense		(7,267)
Fund flows from operations		1,205,783
Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	5,344,220	5,063,569
Drilling and development	596,202	478,249
Exploration and evaluation	17,672	36,018
Crude oil and condensate sales	821,881	823,785
NGL sales	88,663	52,306
Natural gas sales	910,207	670,402
Sales of purchased commodities	63,514	92,843
Royalties	(119,124)	(92,916)
Revenue from external customers	1,765,141	1,546,420
Purchased commodities	(63,514)	(92,843)
Transportation	(132,883)	(86,247)
Operating	(508,521)	(446,173)
General and administration	(98,450)	(74,010)
Interest expense	(132,748)	(84,606)
Equity based compensation	(6,319)	(14,361)
Realized gain on derivative instruments	141,648	345,318
Realized foreign exchange gain	1,223	7,735
Realized other expense	(15,800)	(7,267)
Fund flows from operations	926,688	1,015,841
Reportable segments [member] | Discontinued operations
Disclosure Of Segmented Information [Line Items]
Drilling and development	21,048
Crude oil and condensate sales	190,319
NGL sales	12,681
Natural gas sales	7,643
Royalties	(40,591)
Revenue from external customers	170,052
Transportation	(7,007)
Operating	(59,115)
General and administration	(20,367)
Fund flows from operations	83,563
Reportable segments [member] | Continuing and discontinued operations
Disclosure Of Segmented Information [Line Items]
Total assets	5,344,220
Drilling and development	617,250
Exploration and evaluation	17,672
Crude oil and condensate sales	1,012,200
NGL sales	101,344
Natural gas sales	917,850
Sales of purchased commodities	63,514
Royalties	(159,715)
Revenue from external customers	1,935,193
Purchased commodities	(63,514)
Transportation	(139,890)
Operating	(567,636)
General and administration	(118,817)
Interest expense	(132,748)
Equity based compensation	(6,319)
Realized gain on derivative instruments	141,648
Realized foreign exchange gain	1,223
Realized other expense	(15,800)
Fund flows from operations	1,010,251
Reportable segments [member] | Unallocated amounts [Member]
Disclosure Of Segmented Information [Line Items]
Total assets	858,886	1,180,060
Sales of purchased commodities	63,514	92,843
Revenue from external customers	63,514	92,843
Purchased commodities	(63,514)	(92,843)
Interest expense	(132,748)	(84,606)
Equity based compensation	(6,319)	(14,361)
Realized gain on derivative instruments	141,648	345,318
Realized foreign exchange gain	1,223	7,735
Realized other expense	(15,800)	(7,267)
Fund flows from operations	(16,424)	248,151
Petroleum resource rent tax [Member] | Continuing and discontinued operations
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery		(11,702)
Petroleum resource rent tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	2,955	(11,702)
Petroleum resource rent tax [Member] | Reportable segments [member] | Continuing and discontinued operations
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	2,955
Corporate income tax [Member] | Discontinued operations
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery		(19)
Corporate income tax [Member] | Continuing and discontinued operations
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery		(66,442)
Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(26,044)	(66,423)
Corporate income tax [Member] | Reportable segments [member] | Continuing and discontinued operations
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(26,044)
Corporate income tax [Member] | Reportable segments [member] | Unallocated amounts [Member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(4,428)	1,332
Canada | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	2,708,214	1,292,952
Drilling and development	392,179	301,651
Crude oil and condensate sales	400,506	275,879
NGL sales	88,663	52,306
Natural gas sales	282,633	85,754
Royalties	(63,834)	(39,152)
Revenue from external customers	707,968	374,787
Transportation	(84,782)	(42,870)
Operating	(214,729)	(145,480)
General and administration	(46,328)	(11,080)
Fund flows from operations	$ 362,129	175,395
Canada | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery		38
France
Disclosure Of Segmented Information [Line Items]
Revenue (as a percentage)	10.00%
France | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	$ 386,041	630,120
Drilling and development	42,138	45,671
Crude oil and condensate sales	234,567	314,232
Royalties	(34,301)	(41,585)
Revenue from external customers	200,266	272,647
Transportation	(23,919)	(23,106)
Operating	(68,516)	(69,376)
General and administration	(14,473)	(18,214)
Fund flows from operations	93,657	149,726
France | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	299	(12,225)
Netherlands | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	136,136	190,023
Drilling and development	54,954	25,905
Crude oil and condensate sales	953	2,515
Natural gas sales	131,551	136,795
Royalties	(10)	(244)
Revenue from external customers	132,494	139,066
Operating	(38,742)	(41,127)
General and administration	(5,371)	(8,327)
Fund flows from operations	75,109	57,020
Netherlands | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(13,272)	(32,592)
Germany | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	553,048	469,295
Drilling and development	57,529	66,545
Exploration and evaluation	15,155	28,043
Crude oil and condensate sales	58,482	48,275
Natural gas sales	140,049	101,450
Royalties	(10,990)	(5,703)
Revenue from external customers	187,541	144,022
Transportation	(14,786)	(11,853)
Operating	(59,354)	(53,129)
General and administration	(14,184)	(13,053)
Fund flows from operations	98,148	47,429
Germany | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(1,069)	(18,558)
Ireland | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	491,483	921,331
Drilling and development	2,975	4,355
Crude oil and condensate sales	53
Natural gas sales	294,056	311,325
Revenue from external customers	294,109	311,325
Transportation	(9,396)	(8,418)
Operating	(55,299)	(54,177)
General and administration	(6,692)	(8,029)
Fund flows from operations	221,448	239,298
Ireland | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(1,274)	(1,403)
Australia | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	128,300	283,880
Drilling and development	38,241	29,284
Crude oil and condensate sales	127,278	182,847
Revenue from external customers	127,278	182,847
Operating	(68,246)	(80,347)
General and administration	(6,376)	(8,087)
Fund flows from operations	54,850	79,689
Australia | Petroleum resource rent tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	2,955	(11,702)
Australia | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	(761)	(3,022)
CEE | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Total assets	82,112	95,908
Drilling and development	8,186	4,838
Exploration and evaluation	2,517	7,975
Crude oil and condensate sales	42	37
Natural gas sales	61,918	35,078
Royalties	(9,989)	(6,232)
Revenue from external customers	51,971	28,883
Operating	(3,635)	(2,537)
General and administration	(5,026)	(7,220)
Fund flows from operations	37,771	19,133
CEE | Corporate income tax [Member] | Reportable segments [member]
Disclosure Of Segmented Information [Line Items]
Corporate income tax (expense) recovery	$ (5,539)	$ 7